                               Janus Aspen Series
                              Institutional Shares

                       Supplement dated February 28, 2006
           to Currently Effective Statement of Additional Information

Effective February 1, 2006, J. Bradley Slingerlend and Burton H. Wilson became jointly and primarily responsible for the day-to-day management of Global Technology Portfolio. References to Mike Lu in the Statement of Additional Information are hereby deleted.

The following information supplements the similar information found in the TRUSTEES AND OFFICERS section under JANUS INVESTMENT PERSONNEL, OTHER ACCOUNTS MANAGED on page 47:

     OTHER ACCOUNTS MANAGED

     The following table provides information relating to other accounts managed by J. Bradley Slingerlend and Burton H. Wilson as of December 31, 2005. No accounts included in the totals listed below have a performance-based advisory fee.

                                                          Other Registered
                                                             Investment         Other Pooled
                                                             Companies       Investment Vehicles   Other Accounts
J. Bradley Slingerlend  Number of Other Accounts Managed        None                None                None
                        Assets in Other Accounts Managed        None                None                None
Burton H. Wilson        Number of Other Accounts Managed        None                None                None
                        Assets in Other Accounts Managed        None                None                None

The compensation structure described on page 48 under the JANUS INVESTMENT PERSONNEL, COMPENSATION section is supplemented as follows:

     The following describes the structure and method of calculating J. Bradley Slingerlend's and Burton H. Wilson's (the "Investment Personnel") compensation as of February 1, 2006:

     The Investment Personnel are compensated for their responsibilities as analysts and for their management and leadership roles with respect to the Portfolio and any other funds, portfolios, or accounts for which they have responsibilities through two components: fixed compensation and variable compensation.

     FIXED COMPENSATION: Fixed compensation is paid in cash and is comprised of an annual base salary and an additional amount calculated based on factors such as scope of responsibility, tenure, and long-term performance.

     VARIABLE COMPENSATION: Variable compensation is paid in the form of cash and long-term incentive awards (consisting of a mixture of JCGI restricted stock, stock options, and a cash-deferred award that is credited with income, gains, and losses based on the performance of Janus mutual fund investments selected by the Investment Personnel). Variable compensation is based on pre-tax performance of the Janus mutual funds.

     The Investment Personnel are eligible for variable compensation through participation in two compensation pools: an analyst-managed fund performance pool and a team performance pool. Aggregate compensation available in each pool is derived from a formula tied to the aggregate asset-weighted Lipper peer group performance ranking of certain Janus mutual funds for one- and three-year periods, subject to a reduction in the event of absolute negative performance. Aggregate compensation in each pool is allocated among the eligible respective participants at the discretion of Janus Capital based on factors which may include performance of investment recommendations, team contributions, scope of coverage, and subjective criteria. In the case of the analyst-managed fund performance pool, no performance compensation is paid to any team member if the team's aggregate asset-weighted performance for the one- or three-year periods does not meet or exceed a certain ranking.

                               Janus Aspen Series
                                 Service Shares

                       Supplement dated February 28, 2006
           to Currently Effective Statement of Additional Information

Effective February 1, 2006, J. Bradley Slingerlend and Burton H. Wilson became jointly and primarily responsible for the day-to-day management of Global Technology Portfolio. References to Mike Lu in the Statement of Additional Information are hereby deleted.

The following information supplements the similar information found in the TRUSTEES AND OFFICERS section under JANUS INVESTMENT PERSONNEL, OTHER ACCOUNTS MANAGED on page 54:

     OTHER ACCOUNTS MANAGED

     The following table provides information relating to other accounts managed by J. Bradley Slingerlend and Burton H. Wilson as of December 31, 2005. No accounts included in the totals listed below have a performance-based advisory fee.

                                                          Other Registered
                                                             Investment         Other Pooled
                                                             Companies       Investment Vehicles   Other Accounts
J. Bradley Slingerlend  Number of Other Accounts Managed        None                None                None
                        Assets in Other Accounts Managed        None                None                None
Burton H. Wilson        Number of Other Accounts Managed        None                None                None
                        Assets in Other Accounts Managed        None                None                None

The compensation structure described on page 55 under the JANUS INVESTMENT PERSONNEL, COMPENSATION section is supplemented as follows:

     The following describes the structure and method of calculating J. Bradley Slingerlend's and Burton H. Wilson's (the "Investment Personnel") compensation as of February 1, 2006:

     The Investment Personnel are compensated for their responsibilities as analysts and for their management and leadership roles with respect to the Portfolio and any other funds, portfolios, or accounts for which they have responsibilities through two components: fixed compensation and variable compensation.

     FIXED COMPENSATION: Fixed compensation is paid in cash and is comprised of an annual base salary and an additional amount calculated based on factors such as scope of responsibility, tenure, and long-term performance.

     VARIABLE COMPENSATION: Variable compensation is paid in the form of cash and long-term incentive awards (consisting of a mixture of JCGI restricted stock, stock options, and a cash-deferred award that is credited with income, gains, and losses based on the performance of Janus mutual fund investments selected by the Investment Personnel). Variable compensation is based on pre-tax performance of the Janus mutual funds.

     The Investment Personnel are eligible for variable compensation through participation in two compensation pools: an analyst-managed fund performance pool and a team performance pool. Aggregate compensation available in each pool is derived from a formula tied to the aggregate asset-weighted Lipper peer group performance ranking of certain Janus mutual funds for one- and three-year periods, subject to a reduction in the event of absolute negative performance. Aggregate compensation in each pool is allocated among the eligible respective participants at the discretion of Janus Capital based on factors which may include performance of investment recommendations, team contributions, scope of coverage, and subjective criteria. In the case of the analyst-managed fund performance pool, no performance compensation is paid to any team member if the team's aggregate asset-weighted performance for the one- or three-year periods does not meet or exceed a certain ranking.

                               Janus Aspen Series
                               Service II Shares

                       Supplement dated February 28, 2006
           to Currently Effective Statement of Additional Information

Effective February 1, 2006, J. Bradley Slingerlend and Burton H. Wilson became jointly and primarily responsible for the day-to-day management of Global Technology Portfolio. References to Mike Lu in the Statement of Additional Information are hereby deleted.

The following information supplements the similar information found in the TRUSTEES AND OFFICERS section under JANUS INVESTMENT PERSONNEL, OTHER ACCOUNTS MANAGED on page 38:

     OTHER ACCOUNTS MANAGED

     The following table provides information relating to other accounts managed by J. Bradley Slingerlend and Burton H. Wilson as of December 31, 2005. No accounts included in the totals listed below have a performance-based advisory fee.

                                                          Other Registered
                                                             Investment         Other Pooled
                                                             Companies       Investment Vehicles   Other Accounts
J. Bradley Slingerlend  Number of Other Accounts Managed        None                None                None
                        Assets in Other Accounts Managed        None                None                None
Burton H. Wilson        Number of Other Accounts Managed        None                None                None
                        Assets in Other Accounts Managed        None                None                None

The compensation structure described on page 38 under the JANUS INVESTMENT PERSONNEL, COMPENSATION section is supplemented as follows:

     The following describes the structure and method of calculating J. Bradley Slingerlend's and Burton H. Wilson's (the "Investment Personnel") compensation as of February 1, 2006:

     The Investment Personnel are compensated for their responsibilities as analysts and for their management and leadership roles with respect to the Portfolio and any other funds, portfolios, or accounts for which they have responsibilities through two components: fixed compensation and variable compensation.

     FIXED COMPENSATION: Fixed compensation is paid in cash and is comprised of an annual base salary and an additional amount calculated based on factors such as scope of responsibility, tenure, and long-term performance.

     VARIABLE COMPENSATION: Variable compensation is paid in the form of cash and long-term incentive awards (consisting of a mixture of JCGI restricted stock, stock options, and a cash-deferred award that is credited with income, gains, and losses based on the performance of Janus mutual fund investments selected by the Investment Personnel). Variable compensation is based on pre-tax performance of the Janus mutual funds.

     The Investment Personnel are eligible for variable compensation through participation in two compensation pools: an analyst-managed fund performance pool and a team performance pool. Aggregate compensation available in each pool is derived from a formula tied to the aggregate asset-weighted Lipper peer group performance ranking of certain Janus mutual funds for one- and three-year periods, subject to a reduction in the event of absolute negative performance. Aggregate compensation in each pool is allocated among the eligible respective participants at the discretion of Janus Capital based on factors which may include performance of investment recommendations, team contributions, scope of coverage, and subjective criteria. In the case of the analyst-managed fund performance pool, no performance compensation is paid to any team member if the team's aggregate asset-weighted performance for the one- or three-year periods does not meet or exceed a certain ranking.